Average Annual Total Returns	12 Months Ended
Aug. 31, 2013
Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	24.72%
Five Years	8.94%
Since Inception	5.97%
Inception Date	Jan. 26, 2004
Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	24.71%
Five Years	8.92%
Since Inception	5.81%
Inception Date	Jul. 14, 2005
Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.07%
Five Years	7.01%
Since Inception	8.58%
Inception Date	Jan. 26, 2004
Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.09%
Five Years	7.00%
Since Inception	8.62%
Inception Date	Jan. 30, 2004
Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.46%
Five Years	(0.48%)
Since Inception	10.75%
Inception Date	Sep. 23, 2004
Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.49%
Five Years	(0.49%)
Since Inception	10.04%
Inception Date	Oct. 07, 2004
Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.18%
Five Years	11.78%
Since Inception	11.74%
Inception Date	Dec. 06, 2007
Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.73%
Five Years	11.70%
Since Inception	11.19%
Inception Date	Nov. 28, 2007
Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	26.26%
Five Years	(6.22%)
Since Inception	(2.15%)
Inception Date	Jan. 26, 2004
Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	26.34%
Five Years	(6.23%)
Since Inception	(1.99%)
Inception Date	Feb. 04, 2004
Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.84%
Five Years	0.82%
Ten Years	5.40%
Inception Date	May 31, 2000
Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.84%
Five Years	0.94%
Since Inception	4.85%
Inception Date	Jan. 14, 2003
Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.10%
Five Years	5.39%
Since Inception	5.49%
Inception Date	Jan. 26, 2004
Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.10%
Five Years	5.37%
Since Inception	5.47%
Inception Date	Feb. 05, 2004
Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.09%
Five Years	1.33%
Since Inception	6.36%
Inception Date	Sep. 23, 2004
Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.13%
Five Years	1.33%
Since Inception	2.85%
Inception Date	May 08, 2006
Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.05%
Five Years	3.63%
Since Inception	4.19%
Inception Date	Jan. 26, 2004
Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.04%
Five Years	3.61%
Since Inception	5.54%
Inception Date	Mar. 25, 2004
Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	20.01%
Five Years	(1.35%)
Ten Years	9.64%
Inception Date	Sep. 30, 1981
Vanguard International Growth Fund | Vanguard International Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	20.18%
Five Years	(1.20%)
Ten Years	9.83%
Inception Date	Aug. 13, 2001
Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.26%
Five Years	1.36%
Since Inception	8.23%
Inception Date	Jan. 26, 2004
Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.29%
Five Years	1.35%
Since Inception	7.79%
Inception Date	Feb. 11, 2004
Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.25%
Since Inception	5.29%
Inception Date	Apr. 03, 2008
Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.23%
Five Years	3.52%
Since Inception	3.89%
Inception Date	Dec. 17, 2007
Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.13%
Since Inception	3.37%
Inception Date	Feb. 22, 2008
Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.11%
Five Years	1.63%
Since Inception	1.93%
Inception Date	Dec. 17, 2007
Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.99%
Since Inception	1.72%
Inception Date	Mar. 05, 2008
Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.95%
Five Years	(0.29%)
Since Inception	(0.06%)
Inception Date	Dec. 17, 2007
Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.54%
Five Years	1.56%
Since Inception	7.18%
Inception Date	Sep. 23, 2004
Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.57%
Five Years	1.56%
Since Inception	6.69%
Inception Date	Mar. 11, 2005
Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.43%
Five Years	1.94%
Ten Years	6.35%
Inception Date	Jan. 06, 1959
Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.54%
Five Years	2.10%
Ten Years	6.55%
Inception Date	Aug. 13, 2001
Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.95%
Five Years	0.78%
Since Inception	8.39%
Inception Date	Jan. 26, 2004
Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.94%
Five Years	0.77%
Since Inception	8.58%
Inception Date	Apr. 28, 2004
Return After Taxes on Distributions | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	24.44%
Five Years	8.70%
Since Inception	5.79%
Return After Taxes on Distributions | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	24.43%
Five Years	8.69%
Since Inception	5.61%
Return After Taxes on Distributions | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.60%
Five Years	6.61%
Since Inception	8.23%
Return After Taxes on Distributions | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.62%
Five Years	6.60%
Since Inception	8.27%
Return After Taxes on Distributions | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.17%
Five Years	(0.72%)
Since Inception	10.53%
Return After Taxes on Distributions | Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.19%
Five Years	(0.73%)
Since Inception	9.82%
Return After Taxes on Distributions | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.16%
Five Years	9.04%
Since Inception	9.01%
Return After Taxes on Distributions | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	0.71%
Five Years	8.97%
Since Inception	8.50%
Return After Taxes on Distributions | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	25.66%
Five Years	(6.65%)
Since Inception	(2.57%)
Return After Taxes on Distributions | Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	25.74%
Five Years	(6.65%)
Since Inception	(2.40%)
Return After Taxes on Distributions | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.55%
Five Years	0.60%
Ten Years	5.18%
Return After Taxes on Distributions | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.53%
Five Years	0.70%
Since Inception	4.62%
Return After Taxes on Distributions | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.81%
Five Years	5.09%
Since Inception	5.26%
Return After Taxes on Distributions | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.80%
Five Years	5.08%
Since Inception	5.25%
Return After Taxes on Distributions | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.73%
Five Years	1.05%
Since Inception	6.11%
Return After Taxes on Distributions | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.77%
Five Years	1.05%
Since Inception	2.58%
Return After Taxes on Distributions | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	13.84%
Five Years	3.50%
Since Inception	4.08%
Return After Taxes on Distributions | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	13.84%
Five Years	3.49%
Since Inception	5.43%
Return After Taxes on Distributions | Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.68%
Five Years	(1.89%)
Ten Years	8.79%
Return After Taxes on Distributions | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.93%
Five Years	1.03%
Since Inception	7.91%
Return After Taxes on Distributions | Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.96%
Five Years	1.02%
Since Inception	7.49%
Return After Taxes on Distributions | Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.02%
Since Inception	5.07%
Return After Taxes on Distributions | Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.94%
Five Years	3.30%
Since Inception	3.67%
Return After Taxes on Distributions | Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.73%
Since Inception	3.03%
Return After Taxes on Distributions | Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.71%
Five Years	1.31%
Since Inception	1.61%
Return After Taxes on Distributions | Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.49%
Since Inception	1.27%
Return After Taxes on Distributions | Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.46%
Five Years	(0.71%)
Since Inception	(0.48%)
Return After Taxes on Distributions | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.95%
Five Years	1.10%
Since Inception	6.75%
Return After Taxes on Distributions | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.97%
Five Years	1.10%
Since Inception	6.25%
Return After Taxes on Distributions | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.33%
Five Years	1.85%
Ten Years	6.27%
Return After Taxes on Distributions | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.35%
Five Years	0.20%
Since Inception	7.84%
Return After Taxes on Distributions | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.34%
Five Years	0.20%
Since Inception	8.02%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	7.70%
Since Inception	5.17%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.44%
Five Years	7.70%
Since Inception	5.00%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.84%
Five Years	6.00%
Since Inception	7.50%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	7.85%
Five Years	5.99%
Since Inception	7.54%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.65%
Five Years	(0.44%)
Since Inception	9.52%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.66%
Five Years	(0.45%)
Since Inception	8.87%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.61%
Five Years	8.51%
Since Inception	8.49%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.31%
Five Years	8.45%
Since Inception	8.03%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.40%
Five Years	(5.31%)
Since Inception	(1.86%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.46%
Five Years	(5.32%)
Since Inception	(1.72%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.98%
Five Years	0.65%
Ten Years	4.70%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.01%
Five Years	0.75%
Since Inception	4.20%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.81%
Five Years	4.59%
Since Inception	4.75%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.81%
Five Years	4.58%
Since Inception	4.74%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.59%
Five Years	1.08%
Since Inception	5.52%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.61%
Five Years	1.08%
Since Inception	2.40%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.40%
Five Years	3.09%
Since Inception	3.62%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	9.40%
Five Years	3.08%
Since Inception	4.82%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	13.42%
Five Years	(1.28%)
Ten Years	8.36%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.65%
Five Years	1.09%
Since Inception	7.20%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.66%
Five Years	1.09%
Since Inception	6.81%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.51%
Since Inception	4.51%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.59%
Five Years	2.98%
Since Inception	3.30%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.01%
Since Inception	2.83%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.98%
Five Years	1.33%
Since Inception	1.59%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.37%
Since Inception	1.40%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.34%
Five Years	(0.31%)
Since Inception	(0.12%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.55%
Five Years	1.26%
Since Inception	6.23%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.57%
Five Years	1.25%
Since Inception	5.78%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.10%
Five Years	1.64%
Ten Years	5.58%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.06%
Five Years	0.58%
Since Inception	7.32%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.05%
Five Years	0.57%
Since Inception	7.48%
Based on Market Value | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	24.60%
Five Years	8.93%
Since Inception	5.96%
Based on Market Value | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.02%
Five Years	7.03%
Since Inception	8.58%
Based on Market Value | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.47%
Five Years	(0.46%)
Since Inception	10.76%
Based on Market Value | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.65%
Five Years	11.71%
Since Inception	11.66%
Based on Market Value | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	26.37%
Five Years	(6.16%)
Since Inception	(2.14%)
Based on Market Value | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.08%
Five Years	5.42%
Since Inception	5.49%
Based on Market Value | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.13%
Five Years	1.36%
Since Inception	6.36%
Based on Market Value | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.00%
Five Years	3.64%
Since Inception	4.19%
Based on Market Value | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.40%
Five Years	1.40%
Since Inception	8.23%
Based on Market Value | Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.25%
Five Years	3.53%
Since Inception	3.90%
Based on Market Value | Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.06%
Five Years	1.61%
Since Inception	1.93%
Based on Market Value | Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.93%
Five Years	(0.27%)
Since Inception	(0.06%)
Based on Market Value | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.65%
Five Years	1.60%
Since Inception	7.19%
Based on Market Value | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	1.92%
Five Years	0.80%
Since Inception	8.39%
Standard & Poor's 500 Index | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.00%
Five Years	1.66%
Ten Years	7.10%
Standard & Poor's 500 Index | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.00%
Five Years	1.66%
Ten Years	7.10%
Russell 1000 Growth Index | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.26%
Five Years	3.12%
Ten Years	7.52%
Russell 1000 Growth Index | Vanguard U.S. Growth Fund | Vanguard U.S. Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.26%
Five Years	3.12%
Ten Years	7.52%
MSCI US Large Cap 300 Index | Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.21%
Since Inception	3.42%
MSCI US Large Cap 300 Index | Vanguard Mega Cap Index Fund | Vanguard Mega Cap Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.21%
Five Years	1.70%
Since Inception	2.01%
MSCI US Large Cap Value Index | Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.04%
Since Inception	1.71%
MSCI US Large Cap Value Index | Vanguard Mega Cap Value Index Fund | Vanguard Mega Cap Value Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	15.04%
Five Years	(0.27%)
Since Inception	(0.03%)
MSCI US Large Cap Growth Index | Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.36%
Since Inception	5.36%
MSCI US Large Cap Growth Index | Vanguard Mega Cap Growth Index Fund | Vanguard Mega Cap Growth Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.36%
Five Years	3.61%
Since Inception	3.99%
MSCI US IMI Energy | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.64%
Five Years	(0.45%)
Since Inception	10.63%
MSCI US IMI Energy | Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.64%
Five Years	(0.45%)
Since Inception	9.89%
MSCI US IMI Consumer Discretionary | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	24.87%
Five Years	9.06%
Since Inception	6.11%
MSCI US IMI Consumer Discretionary | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	24.87%
Five Years	9.06%
Since Inception	5.96%
MSCI US IMI Consumer Staples | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.91%
Five Years	6.94%
Since Inception	8.54%
MSCI US IMI Consumer Staples | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	10.91%
Five Years	6.94%
Since Inception	8.61%
MSCI US IMI Financials | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	26.38%
Five Years	(6.24%)
Since Inception	(2.09%)
MSCI US IMI Financials | Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	26.38%
Five Years	(6.24%)
Since Inception	(1.91%)
MSCI US IMI Health Care | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.24%
Five Years	5.56%
Since Inception	5.69%
MSCI US IMI Health Care | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.24%
Five Years	5.56%
Since Inception	5.70%
MSCI US IMI Industrials | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.17%
Five Years	1.50%
Since Inception	6.31%
MSCI US IMI Industrials | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.17%
Five Years	1.50%
Since Inception	3.00%
MSCI US IMI Information Technology | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.24%
Five Years	3.79%
Since Inception	4.36%
MSCI US IMI Information Technology | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.24%
Five Years	3.79%
Since Inception	5.73%
MSCI US IMI Materials | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.45%
Five Years	1.45%
Since Inception	8.36%
MSCI US IMI Materials | Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.45%
Five Years	1.45%
Since Inception	7.95%
MSCI US IMI Telecommunication Services | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.69%
Five Years	1.89%
Since Inception	7.14%
MSCI US IMI Telecommunication Services | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.69%
Five Years	1.89%
Since Inception	7.09%
MSCI US IMI Utilities | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.07%
Five Years	0.95%
Since Inception	8.60%
MSCI US IMI Utilities | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.07%
Five Years	0.95%
Since Inception	8.81%
Spliced Social Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.13%
Five Years	1.03%
Ten Years	5.62%
Spliced Social Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.13%
Five Years	1.03%
Since Inception	4.93%
FTSE4Good US Select Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.13%
Five Years	1.03%
Ten Years	none
FTSE4Good US Select Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.13%
Five Years	1.03%
MSCI ACWI ex USA Index | Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.83%
Five Years	(2.89%)
Ten Years	9.74%
MSCI ACWI ex USA Index | Vanguard International Growth Fund | Vanguard International Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.83%
Five Years	(2.89%)
Ten Years	9.74%
Barclays U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.33%
Five Years	12.16%
Since Inception	12.25%
Barclays U.S. Treasury STRIPS 20-30 Year Equal Par Bond Index | Vanguard Extended Duration Treasury Index Fund | Vanguard Extended Duration Treasury Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.33%
Five Years	12.16%
Since Inception	11.68%
MSCI US IMI Consumer Discretionary 25 50 | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	24.87%
Five Years	none
MSCI US IMI Consumer Discretionary 25 50 | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	24.87%
Five Years	none
MSCI US IMI Consumer Staples 25 50 | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.21%
Five Years	none
MSCI US IMI Consumer Staples 25 50 | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.21%
Five Years	none
MSCI US IMI Energy 25 50 | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.48%
Five Years	none
MSCI US IMI Energy 25 50 | Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.48%
Five Years	none
MSCI US IMI Financials 25 50 | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	26.38%
Five Years	none
MSCI US IMI Financials 25 50 | Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	26.38%
Five Years	none
MSCI US IMI Health Care 25 50 | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.24%
Five Years	none
MSCI US IMI Health Care 25 50 | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.24%
Five Years	none
MSCI US IMI Industrials 25 50 | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.17%
Five Years	none
MSCI US IMI Industrials 25 50 | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.17%
Five Years	none
MSCI US IMI Information Technology 25 50 | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.24%
Five Years	none
MSCI US IMI Information Technology 25 50 | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.24%
Five Years	none
MSCI US IMI Materials 25 50 | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.45%
Five Years	none
MSCI US IMI Materials 25 50 | Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.45%
Five Years	none
MSCI US IMI Telecommunication Services 25 50 | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.59%
Five Years	none
MSCI US IMI Telecommunication Services 25 50 | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.59%
Five Years	none
MSCI US IMI Utilities 25 50 | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.07%
Five Years	none
MSCI US IMI Utilities 25 50 | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.07%
Five Years	none
Spliced US IMI Consumer Discretionary 25 50 | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	24.87%
Five Years	9.06%
Since Inception	6.11%
Spliced US IMI Consumer Discretionary 25 50 | Vanguard Consumer Discretionary Index Fund | Vanguard Consumer Discretionary Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	24.87%
Five Years	9.06%
Since Inception	5.96%
Spliced US IMI Consumer Staples 25 50 | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.21%
Five Years	6.98%
Since Inception	8.56%
Spliced US IMI Consumer Staples 25 50 | Vanguard Consumer Staples Index Fund | Vanguard Consumer Staples Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	11.21%
Five Years	6.98%
Since Inception	8.63%
Spliced US IMI Energy 25 50 | Vanguard Energy Index Fund | Vanguard Energy Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.48%
Five Years	(0.54%)
Since Inception	10.57%
Spliced US IMI Energy 25 50 | Vanguard Energy Index Fund | Vanguard Energy Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	3.48%
Five Years	(0.54%)
Since Inception	9.83%
Spliced US IMI Financials 25 50 | Vanguard Financials Index Fund | Vanguard Financials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	26.38%
Five Years	(6.24%)
Since Inception	(2.09%)
Spliced US IMI Financials 25 50 | Vanguard Financials Index Fund | Vanguard Financials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	26.38%
Five Years	(6.24%)
Since Inception	(1.91%)
Spliced US IMI Health Care 25 50 | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.24%
Five Years	5.56%
Since Inception	5.69%
Spliced US IMI Health Care 25 50 | Vanguard Health Care Index Fund | Vanguard Health Care Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.24%
Five Years	5.56%
Since Inception	5.70%
Spliced US IMI Industrials 25 50 | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.17%
Five Years	1.50%
Since Inception	6.31%
Spliced US IMI Industrials 25 50 | Vanguard Industrials Index Fund | Vanguard Industrials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.17%
Five Years	1.50%
Since Inception	3.00%
Spliced US IMI Information Technology 25 50 | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.24%
Five Years	3.82%
Since Inception	4.38%
Spliced US IMI Information Technology 25 50 | Vanguard Information Technology Index Fund | Vanguard Information Technology Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	14.24%
Five Years	3.82%
Since Inception	5.75%
Spliced US IMI Materials 25 50 | Vanguard Materials Index Fund | Vanguard Materials Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.45%
Five Years	1.45%
Since Inception	8.36%
Spliced US IMI Materials 25 50 | Vanguard Materials Index Fund | Vanguard Materials Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	17.45%
Five Years	1.45%
Since Inception	7.95%
Spliced US IMI Telecommunication Services 25 50 | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.59%
Five Years	0.21%
Since Inception	6.07%
Spliced US IMI Telecommunication Services 25 50 | Vanguard Telecommunication Services Index Fund | Vanguard Telecommunication Services Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.59%
Five Years	0.21%
Since Inception	5.95%
Spliced US IMI Utilities 25 50 | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.07%
Five Years	0.95%
Since Inception	8.60%
Spliced US IMI Utilities 25 50 | Vanguard Utilities Index Fund | Vanguard Utilities Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	2.07%
Five Years	0.95%
Since Inception	8.81%
Spliced International Index | Vanguard International Growth Fund | Vanguard International Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.83%
Five Years	(4.05%)
Ten Years	8.01%
Spliced International Index | Vanguard International Growth Fund | Vanguard International Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.83%
Five Years	(4.05%)
Ten Years	8.01%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.38%
Five Years	2.21%
Ten Years	7.95%
Dow Jones U.S. Total Stock Market Float Adjusted Index | Vanguard FTSE Social Index Fund | Vanguard FTSE Social Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	16.38%
Five Years	2.21%
Since Inception	7.41%